United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

Federated Hermes Core Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-12-31

Date of Reporting Period: Six months ended 2026-06-30

Item 1.	Reports to Stockholders

Mortgage Core Fund

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Mortgage Core Fund	$1	0.02%

Key Fund Statistics

  Net Assets$5,334,617,730
  Number of Investments464
  Portfolio Turnover114%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	1.1%
Non-Agency Mortgage-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Cash Equivalents	4.9%
Collateralized Mortgage Obligations	15.6%
Mortgage-Backed Securities	95.7%

Semi-Annual Shareholder Report

Mortgage Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/products.do?productType=10, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N200

31866-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

High Yield Bond Core Fund

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
High Yield Bond Core Fund	$2	0.04%

Key Fund Statistics

  Net Assets$1,069,407,821
  Number of Investments478
  Portfolio Turnover14%

Fund Holdings

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.5%
Automotive	3.7%
Gaming	3.9%
Building Materials	4.0%
Chemicals	4.0%
Cable Satellite	4.9%
Health Care	5.0%
Midstream	5.8%
Insurance - P&C	8.9%
Technology	16.8%

Semi-Annual Shareholder Report

High Yield Bond Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/products.do?productType=10, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N101

31867-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.6%
	Aerospace/Defense—1.8%
$ 425,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	$ 434,017
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,566,741
4,550,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,672,263
425,000	TransDigm, Inc., Secured Note, 144A, 6.000%, 1/15/2033	429,430
1,825,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	1,845,457
5,800,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	5,964,575
1,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	1,616,293
850,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	872,460
825,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	824,970
	TOTAL	19,226,206
	Automotive—3.7%
950,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	966,063
2,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	2,219,159
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	862,943
2,325,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	2,360,759
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,469,168
4,175,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	4,266,537
950,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	952,333
3,675,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	3,676,841
3,656,500	Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	3,020,259
175,000	Dorman Products, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2034	177,230
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,478,424
4,300,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	4,300,875
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,710,297
2,325,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.375%, 5/15/2033	2,418,828
3,950,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	3,990,646
2,625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	2,702,109
	TOTAL	39,572,471
	Building Materials—4.0%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	319,791
3,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,052,203
725,000	Core & Main LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2034	729,156
1,000,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	961,143
982,688	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	756,307
2,850,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	2,836,025
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,079,395
2,175,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	2,157,642
2,250,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,119,868
3,050,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	3,040,413
4,000,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	4,132,736
2,450,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	2,503,060
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,019,883
3,250,000	QXO Building Products, Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	3,338,320
2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,972,268
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,192,266
2,650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	2,633,909
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	931,192
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 2,450,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	$ 2,482,952
4,025,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	4,084,795
	TOTAL	42,343,324
	Cable Satellite—4.9%
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,650,557
6,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,971,557
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,334,827
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,395,312
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,584,803
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,803,750
185,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	184,720
1,875,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,835,233
2,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	2,846,396
2,100,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	1,249,636
1,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	724,759
3,425,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,112,563
2,725,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,566,594
917,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	916,238
1,650,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,647,059
1,825,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	1,804,749
4,150,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	3,926,647
4,200,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	4,106,288
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	552,016
950,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	807,470
1,825,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,733,573
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,994,790
1,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,317,180
1,125,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	985,708
525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	502,958
1,200,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,127,220
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,386,494
	TOTAL	52,069,097
	Chemicals—4.0%
2,650,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	2,536,940
1,925,000	Bond US Bidco 1/2/3/G1/2, Secured Note, 144A, 7.125%, 6/15/2033	1,944,879
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	637,385
1,975,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	2,012,980
2,475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	2,549,161
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	1,033,870
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,709,453
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,323,044
701,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	702,887
4,700,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	4,595,655
3,950,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	4,072,043
5,200,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	5,146,557
650,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	658,668
1,375,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,356,574
575,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	578,781
2,050,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	2,088,306
1,000,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	931,565
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,225,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	$ 1,218,019
425,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	414,198
1,550,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	1,504,504
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	753,625
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,975,463
	TOTAL	42,744,557
	Construction Machinery—0.9%
1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	1,665,596
2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	2,383,381
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	860,687
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	579,875
1,125,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,063,641
1,700,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,695,425
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,129,076
	TOTAL	9,377,681
	Consumer Cyclical Services—2.7%
1,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	1,053,994
4,550,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	4,758,931
3,525,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,511,841
2,150,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,134,049
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	614,541
700,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	710,216
1,125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	1,146,180
4,825,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,756,823
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,073,649
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,418,053
550,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	517,999
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	986,966
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,695,144
750,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	741,737
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,760,813
1,525,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,559,620
	TOTAL	29,440,556
	Consumer Products—2.3%
950,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	947,346
7,087,130	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	8,050,873
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,566,216
4,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,407,688
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,563,415
3,200,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	3,082,901
775,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.250%, 7/15/2034	775,000
2,700,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	2,343,813
	TOTAL	24,737,252
	Diversified Manufacturing—1.3%
2,300,000	ADI Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 7.125%, 7/15/2034	2,347,825
5,950,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	6,090,325
2,025,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,073,657
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	1,239,665
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	891,704
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	539,034
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	$ 1,057,504
	TOTAL	14,239,714
	Environmental—0.2%
2,075,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,090,432
	Finance Companies—1.8%
5,225,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	5,156,459
1,975,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,908,629
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	178,088
1,075,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2031	1,098,700
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	865,482
425,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	436,445
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	577,522
6,900,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,459,813
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,048,845
700,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	624,402
	TOTAL	19,354,385
	Food & Beverage—2.3%
5,300,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	5,303,034
5,225,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	5,127,226
3,725,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	3,798,771
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,913,482
1,575,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	1,546,944
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	177,359
1,725,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,685,280
1,650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,629,640
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	350,664
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,636,904
	TOTAL	24,169,304
	Gaming—3.9%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,099,734
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,642,417
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	748,217
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,611,418
3,075,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	3,094,514
1,475,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,475,357
3,275,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,336,382
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	298,503
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,558,284
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	259,255
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,768,216
3,175,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	3,177,381
4,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	4,188,334
750,000	Pioneer OpCo LLC, Secured Note, 144A, 7.000%, 5/15/2033	764,141
2,125,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	2,152,765
975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	990,702
4,225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,178,978
875,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	831,309
2,525,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,669,822
1,925,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,933,270
	TOTAL	41,778,999
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—5.0%
$ 4,325,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 4,273,724
3,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	3,009,289
2,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,475,082
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,100,972
350,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	344,535
1,025,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,015,447
2,075,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	2,169,062
1,925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,995,041
2,175,000		Encompass Health Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2034	2,172,009
2,350,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,385,396
1,425,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,450,548
2,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,757,542
2,250,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	2,186,199
9,150,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,098,707
3,800,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	3,716,688
3,375,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	3,280,833
900,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2032	907,927
1,025,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	996,755
1,850,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,850,963
1,675,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,666,375
2,250,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	2,306,038
2,660,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,672,100
		TOTAL	53,831,232
		Independent Energy—3.5%
2,450,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,549,093
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	799,950
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	430,547
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	809,494
3,775,000		California Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2035	3,747,400
2,075,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	2,084,864
775,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	754,616
3,325,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,427,367
2,750,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,709,669
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	589,474
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	0
675,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.000%, 4/15/2034	658,479
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	373,824
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,590,424
1,175,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,200,429
1,300,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,345,227
2,875,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,830,786
1,825,000		SM Energy Co., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	2,001,904
2,725,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	2,683,875
1,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,324,452
975,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	984,635
1,975,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	2,022,159
1,125,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,182,012
350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	365,731
		TOTAL	37,466,411
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.0%
$ 1,450,000	LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	$ 1,407,537
9,200,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	9,210,311
	TOTAL	10,617,848
	Insurance - P&C—8.9%
875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	857,157
3,275,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	3,254,719
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	299,552
3,700,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	3,762,060
1,750,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	1,759,655
7,225,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	6,966,552
6,600,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	6,349,842
2,050,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	2,074,522
11,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	11,156,617
1,975,000	Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	1,991,534
4,325,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	4,346,897
9,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	9,259,762
3,075,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	3,157,278
9,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,695,825
5,500,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,601,778
3,225,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	3,291,728
4,575,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	4,246,094
6,375,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	6,358,465
2,550,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	2,460,430
2,025,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,993,516
6,650,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,720,982
	TOTAL	95,604,965
	Leisure—1.5%
425,000	Carnival Corp. Ltd., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	440,616
1,100,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	1,098,826
475,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	481,086
1,325,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,349,558
1,225,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,240,429
200,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	194,254
275,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	267,235
2,225,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	2,221,566
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,148,458
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,268,398
1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,267,979
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	857,388
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,073,435
2,575,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,521,571
	TOTAL	16,430,799
	Lodging—1.4%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	915,757
1,100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	1,091,096
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,004,242
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,741,550
1,025,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	1,016,086
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	793,429
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	718,645
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	$ 2,095,805
2,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,996,918
1,150,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	1,135,712
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,997,437
	TOTAL	14,506,677
	Media Entertainment—2.6%
775,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	695,927
4,850,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,559,027
1,550,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	1,520,271
2,025,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	2,119,469
4,125,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	4,380,428
1,625,000	Outfront Americas Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/15/2034	1,622,862
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	312,909
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	487,139
3,450,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	2,228,537
1,975,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	1,276,387
1,400,000	Paramount Global, Sr. Unsecd. Note, 5.850%, 9/1/2043	1,048,942
1,575,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	1,478,130
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	566,406
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	877,500
1,550,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	1,576,124
1,700,000	Univision Communications, Inc., Secured Note, 144A, 8.875%, 4/15/2033	1,674,676
2,750,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	2,759,702
	TOTAL	28,184,436
	Metals & Mining—1.2%
700,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	700,345
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	754,806
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,652,648
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,539,433
1,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,390,684
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	925,198
550,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	549,673
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,977,108
2,050,000	Worthington Steel, Inc., Secured Note, 144A, 7.750%, 6/1/2033	2,106,554
	TOTAL	12,596,449
	Midstream—5.8%
2,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,975,502
2,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,601,172
1,225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	1,210,422
2,500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,554,740
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,076,868
1,975,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	2,044,457
5,350,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	5,102,763
975,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	990,727
1,825,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	1,763,468
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,745,878
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	503,803
2,875,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,913,177
1,700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,748,266
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,655,718
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 1,800,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	$ 1,740,578
7,725,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	7,816,611
1,050,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,049,632
3,950,000		Venture Global LNG, Inc., Sr. Unsecd. Note, 144A, 6.375%, 12/15/2034	3,884,241
1,550,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	1,615,785
2,000,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.750%, 1/15/2036	2,121,562
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,882,127
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	2,945,111
3,150,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,283,166
1,250,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	1,257,625
2,650,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	2,668,033
		TOTAL	62,151,432
		Oil Field Services—1.7%
1,600,000		Archrock Services LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	1,591,368
2,175,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	2,181,741
725,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	735,315
400,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	410,591
675,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	705,806
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	1,791,664
1,075,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	1,104,443
2,325,000		Oceaneering International, Inc., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	2,362,947
2,275,000		Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	2,301,543
1,900,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,884,892
3,375,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,458,697
		TOTAL	18,529,007
		Packaging—2.7%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
2,105,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	2,251,626
625,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	632,398
3,350,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,186,144
2,550,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,594,237
725,000		Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	729,611
650,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	631,378
1,275,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	1,271,850
2,350,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	2,368,059
2,025,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	2,071,281
1,000,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	984,612
2,575,000		Sword Purchaser LLC, Secured Note, 144A, 8.250%, 4/15/2033	2,666,000
3,325,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	3,481,169
1,339,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	1,415,628
3,725,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	4,120,159
		TOTAL	28,404,152
		Paper—0.4%
2,550,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,085,007
2,650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,521,542
		TOTAL	4,606,549
		Pharmaceuticals—2.8%
1,625,000		Amneal Pharmaceuticals, Inc. Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,688,796
1,325,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	1,226,215
1,425,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,051,328
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 2,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	$ 1,863,984
7,550,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	7,651,970
550,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	560,815
2,800,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	2,921,123
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,216,779
2,475,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	2,526,235
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	607,264
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,795,302
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,414,761
	TOTAL	29,524,572
	Restaurant—1.3%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	981,714
7,950,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,509,761
1,550,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	1,560,030
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	837,804
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,651,423
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,697,779
	TOTAL	14,238,511
	Retailers—2.9%
1,650,000	Academy Ltd., Secured Note, 144A, 5.875%, 5/15/2031	1,651,066
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,580,833
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,705,162
2,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	2,081,507
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,689,103
1,625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,532,231
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	524,254
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	481,263
2,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,274,389
2,125,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	2,215,457
2,050,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	2,026,151
5,000,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	5,315,989
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	2,402,327
875,000	Wayfair LLC, Secured Note, 144A, 7.125%, 5/31/2034	900,267
3,050,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	3,154,740
	TOTAL	30,534,739
	Supermarkets—0.8%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,134,738
1,725,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	1,687,644
1,475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	1,426,836
1,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,215,834
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	223,146
	TOTAL	8,688,198
	Technology—16.8%
1,238,000	Ahead DB Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	1,243,348
3,700,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	3,813,364
2,250,000	APLD ComputeCo 3 LLC, 144A, 7.000%, 6/15/2031	2,248,201
2,100,000	APLD ComputeCo LLC, 144A, 6.750%, 3/15/2031	2,109,036
5,050,000	APLD ComputeCo LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	5,450,740
6,000,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	5,756,694
925,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	938,010
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,600,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	$ 1,623,712
1,300,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	1,236,192
2,525,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	2,627,951
5,400,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,837,439
5,600,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	5,439,794
3,425,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	3,325,748
1,225,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	1,063,039
2,050,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	1,922,829
3,375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,324,832
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,502,191
2,025,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	2,054,972
1,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,484,197
2,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	2,518,076
1,275,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.625%, 7/15/2032	1,257,532
2,100,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	2,096,858
1,975,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	1,926,380
3,150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,007,522
875,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	865,195
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,479,814
3,650,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,690,807
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,231,492
1,000,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	985,594
4,500,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	4,580,460
4,700,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	4,635,604
1,050,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,049,553
4,800,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,669,448
1,650,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,678,103
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,061,507
4,850,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2035	4,874,967
3,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	3,975,933
3,300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	3,452,555
9,800,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,335,557
2,100,000	Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	2,106,080
2,800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	2,732,892
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,073,740
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,705,542
1,625,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	1,427,629
4,500,000	PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	4,496,611
1,675,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	1,666,401
7,375,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,647,069
1,425,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,415,634
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	1,429,446
3,550,000	SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	3,652,584
875,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 5.875%, 7/15/2030	891,075
100,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	104,629
325,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	339,821
2,616,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,886,267
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,037,585
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	926,249
2,250,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	2,255,876
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 4,675,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$ 4,676,489
1,450,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,463,334
725,000		Stingray Compute LLC, Secured Note, 144A, 6.000%, 6/15/2031	727,337
3,050,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	3,007,966
2,375,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,345,755
2,000,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,933,180
6,525,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	6,343,142
2,250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,147,582
2,825,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	2,968,971
2,100,000		Yondr JK 1, LLC, 144A, 6.875%, 6/30/2031	2,106,837
700,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	708,930
		TOTAL	179,599,899
		Transportation Services—0.5%
2,175,000		GB AIT Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	2,183,503
2,925,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	3,005,338
		TOTAL	5,188,841
		Utility - Electric—3.0%
3,550,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,549,929
725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	691,867
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	929,069
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	172,025
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,352,049
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	248,179
1,200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2034	1,194,264
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	678,864
3,050,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	3,042,006
1,200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2036	1,201,072
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	329,213
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,960,237
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,380,676
1,500,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	1,478,495
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,407,330
2,775,000		Voltagrid LLC, 144A, 7.375%, 11/1/2030	2,882,270
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,283,699
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,588,230
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	240,083
1,375,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,475,029
		TOTAL	32,084,586
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,051,645,710)	1,043,933,281
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	69,835
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	95
1,592	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
Semi-Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.5%
15,517,965	Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4] (IDENTIFIED COST $15,517,965)	$ 15,517,965
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $1,072,539,344)[5]	1,059,521,192
	OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	9,886,629
	NET ASSETS—100%	$1,069,407,821
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$43,054,787
Purchases at Cost	$130,544,086
Proceeds from Sales	$(158,080,908)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$15,517,965
Shares Held as of 6/30/2026	15,517,965
Dividend Income	$465,037

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	Issuer in default.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,071,989,312.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,043,933,281	$0	$1,043,933,281
Equity Security:
Common Stock
Domestic	—	—	69,835	69,835
Warrants	—	—	111	111
Investment Company	15,517,965	—	—	15,517,965
TOTAL SECURITIES	$15,517,965	$1,043,933,281	$69,946	$1,059,521,192
Semi-Annual Financial Statements and Additional Information
12

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.74	$5.61	$5.59	$5.22	$6.34	$6.35
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.33	0.34	0.33	0.33
Net realized and unrealized gain (loss)	(0.08)	0.14	0.05	0.39	(1.08)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.49	0.38	0.73	(0.75)	0.34
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.36)	(0.36)	(0.37)	(0.35)
Net Asset Value, End of Period	$5.66	$5.74	$5.61	$5.59	$5.22	$6.34
Total Return[2]	1.78%	8.93%	6.97%	14.43%	(11.96)%	5.42%
Ratios to Average Net Assets:
Net expenses[3]	0.04%[4]	0.04%	0.04%	0.04%	0.04%	0.02%
Net investment income	6.34%[4]	6.20%	5.92%	6.34%	5.77%	5.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,069,408	$1,059,173	$926,201	$845,567	$745,111	$2,494,249
Portfolio turnover[5]	14%	35%	22%	16%	13%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $15,517,965 of investments in affiliated holdings* (identified cost $1,072,539,344, including $15,517,965 of identified cost in affiliated holdings)	$1,059,521,192
Cash	207,505
Income receivable	17,319,057
Income receivable from affiliated holdings	123,492
Receivable for investments sold	2,656,543
Total Assets	1,079,827,789
Liabilities:
Payable for investments purchased	5,955,736
Income distribution payable	4,366,258
Accrued expenses (Note 5)	97,974
Total Liabilities	10,419,968
Net assets for 189,070,166 shares outstanding	$1,069,407,821
Net Assets Consist of:
Paid-in capital	$1,301,951,083
Total distributable earnings (loss)	(232,543,262)
Net Assets	$1,069,407,821
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,069,407,821 ÷ 189,070,166 shares outstanding, no par value, unlimited shares authorized	$5.66

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$33,169,675
Dividends received from affiliated holdings*	465,037
TOTAL INCOME	33,634,712
Expenses:
Administrative fee (Note 5)	4,603
Custodian fees	20,520
Transfer agent fees	29,749
Directors’/Trustees’ fees (Note 5)	3,549
Auditing fees	21,802
Legal fees	5,516
Portfolio accounting fees	80,786
Printing and postage	9,174
Commitment fee (Note 7)	3,841
Miscellaneous (Note 5)	9,449
TOTAL EXPENSES	188,989
Net investment income	33,445,723
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments	(8,431,307)
Net realized loss on foreign currency transactions	(14,170)
Net change in unrealized depreciation of investments	(7,252,511)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(15,697,988)
Change in net assets resulting from operations	$17,747,735

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,445,723	$62,430,169
Net realized gain (loss)	(8,445,477)	(10,057,860)
Net change in unrealized appreciation/depreciation	(7,252,511)	39,011,173
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,747,735	91,383,482
Distributions to Shareholders	(33,547,077)	(63,230,458)
Share Transactions:
Proceeds from sale of shares	101,384,103	261,360,300
Net asset value of shares issued to shareholders in payment of distributions declared	6,637,390	10,685,061
Cost of shares redeemed	(81,987,003)	(167,226,702)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,034,490	104,818,659
Change in net assets	10,235,148	132,971,683
Net Assets:
Beginning of period	1,059,172,673	926,200,990
End of period	$1,069,407,821	$1,059,172,673
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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18

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Semi-Annual Financial Statements and Additional Information
19

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	17,878,278	47,418,548
Shares issued to shareholders in payment of distributions declared	1,170,457	1,880,296
Shares redeemed	(14,497,007)	(29,813,300)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,551,728	19,485,544
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $1,071,989,312. The net unrealized depreciation of investments for federal tax purposes was $12,468,120. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,145,130 and unrealized depreciation from investments for those securities having an excess of cost over value of $26,613,250.
As of December 31, 2025, the Fund had a capital loss carryforward of $211,136,549 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$25,999,041	$185,137,508	$211,136,549
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2026, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Semi-Annual Financial Statements and Additional Information
20

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$199,011,386
Sales	$143,867,248
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2026
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information
22

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended March 31, 2026, the Fund’s performance fell below its benchmark for the three-year and five-year periods, and was above its benchmark for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information
24

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—95.7%
	Federal Home Loan Mortgage Corporation—25.6%
$ 12,871,883	1.500%, 10/1/2036	$ 11,489,530
3,999,601	1.500%, 1/1/2052	3,062,369
9,814,650	2.000%, 5/1/2036	8,994,974
23,556,360	2.000%, 11/1/2036	21,559,591
39,556,806	2.000%, 5/1/2050	31,984,142
6,089,624	2.000%, 8/1/2050	4,923,840
6,697,856	2.000%, 8/1/2050	5,442,844
3,974,572	2.000%, 12/1/2050	3,178,912
18,961,008	2.000%, 12/1/2050	15,301,530
19,131,360	2.000%, 1/1/2051	15,439,004
55,947,571	2.000%, 3/1/2051	45,219,613
34,134,465	2.000%, 4/1/2051	27,546,506
17,625,032	2.000%, 5/1/2051	14,212,382
39,438,081	2.000%, 1/1/2052	32,233,228
19,017,404	2.000%, 1/1/2052	15,323,270
27,778,356	2.500%, 12/1/2035	26,088,335
16,014,026	2.500%, 5/1/2050	13,410,139
5,992,426	2.500%, 8/1/2050	5,128,541
5,090,904	2.500%, 9/1/2050	4,323,576
12,038,480	2.500%, 12/1/2050	10,081,018
34,687,647	2.500%, 11/1/2051	29,621,936
36,167,098	2.500%, 12/1/2051	30,681,891
28,448,596	2.500%, 12/1/2051	23,911,745
55,537,085	2.500%, 1/1/2052	47,357,144
11,152,829	2.500%, 3/1/2052	9,541,520
8,210,496	2.500%, 4/1/2052	6,965,268
14,433,491	2.500%, 4/1/2052	12,244,466
19,963,802	2.500%, 5/1/2052	17,017,136
8,841,924	2.500%, 5/1/2052	7,500,932
29,609,388	2.500%, 5/1/2052	24,942,937
455,382	3.000%, 5/1/2046	409,441
9,786,780	3.000%, 10/1/2050	8,556,433
8,461,614	3.000%, 11/1/2050	7,397,862
6,170,136	3.000%, 11/1/2051	5,465,799
21,324,777	3.000%, 1/1/2052	18,690,578
23,084,536	3.000%, 2/1/2052	20,160,820
31,553,446	3.000%, 6/1/2052	27,793,771
19,726,316	3.000%, 8/1/2052	17,425,190
16,038,718	3.000%, 9/1/2052	14,057,493
20,116,642	3.000%, 12/1/2052	17,562,530
387	3.500%, 7/1/2026	386
9,000,000	3.500%, 7/1/2041	8,581,828
21,199,021	3.500%, 12/1/2047	19,526,764
5,987,343	3.500%, 5/1/2051	5,442,068
2,667,051	3.500%, 3/1/2052	2,455,831
58,889,172	3.500%, 5/1/2052	53,599,676
475,854	4.000%, 12/1/2040	460,240
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 7,118,920	4.000%, 4/1/2052	$ 6,724,113
3,096,387	4.000%, 4/1/2052	2,929,890
18,721,401	4.000%, 7/1/2052	17,587,478
1,364,297	4.000%, 7/1/2052	1,286,822
56,439,163	4.000%, 9/1/2052	53,003,101
11,609,352	4.000%, 10/1/2052	10,924,333
45,185,057	4.000%, 10/1/2052	42,504,756
20,093,957	4.500%, 10/1/2037	19,993,479
7,145,858	4.500%, 5/1/2052	6,921,071
7,154,068	4.500%, 9/1/2052	6,924,328
4,927,887	4.500%, 10/1/2052	4,769,637
20,571,756	4.500%, 11/1/2052	19,878,986
1,515,516	4.500%, 11/1/2052	1,466,847
15,948,480	4.500%, 12/1/2052	15,411,402
11,870,960	4.500%, 3/1/2053	11,460,067
417,227	5.000%, 1/1/2034	418,651
125,127	5.000%, 5/1/2034	125,533
571	5.000%, 11/1/2035	574
182,880	5.000%, 4/1/2036	183,654
275	5.000%, 4/1/2036	276
1,467	5.000%, 4/1/2036	1,474
47,899	5.000%, 4/1/2036	48,104
58,266	5.000%, 5/1/2036	58,536
30,421	5.000%, 6/1/2036	30,551
55,522	5.000%, 6/1/2036	55,750
186,271	5.000%, 12/1/2037	187,125
29,241	5.000%, 5/1/2038	29,377
20,368	5.000%, 6/1/2038	20,457
34,323	5.000%, 9/1/2038	34,475
31,940	5.000%, 2/1/2039	32,082
30,524	5.000%, 6/1/2039	30,660
87,589	5.000%, 2/1/2040	87,965
155,427	5.000%, 8/1/2040	156,107
33,919,907	5.000%, 8/1/2040	34,106,290
27,629,576	5.000%, 10/1/2052	27,416,582
14,246,737	5.000%, 10/1/2054	14,086,156
12,700,665	5.000%, 10/1/2054	12,517,641
12,632,331	5.000%, 10/1/2054	12,456,148
49,277,476	5.000%, 11/1/2054	48,601,168
24,289,643	5.000%, 11/1/2054	24,015,865
11,379,530	5.000%, 6/1/2055	11,315,811
358,450	5.500%, 5/1/2034	364,325
17,561	5.500%, 3/1/2036	17,926
23,832	5.500%, 3/1/2036	24,287
9,108	5.500%, 3/1/2036	9,298
50,677	5.500%, 3/1/2036	51,605
112,273	5.500%, 6/1/2036	114,606
57,747	5.500%, 6/1/2036	58,940
18,383	5.500%, 6/1/2036	18,753
50,179	5.500%, 9/1/2037	51,224
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 92,943	5.500%, 9/1/2037	$ 94,892
63,984	5.500%, 12/1/2037	65,333
7,452	5.500%, 3/1/2038	7,604
6,035,464	5.500%, 5/1/2038	6,145,635
3,763,659	5.500%, 9/1/2052	3,815,329
21,115,802	5.500%, 12/1/2052	21,343,340
17,013,984	5.500%, 3/1/2053	17,192,005
11,170,681	5.500%, 9/1/2053	11,266,617
30,306,834	5.500%, 12/1/2055	30,441,627
35,582,014	5.500%, 4/1/2056	35,798,644
10,494,316	5.500%, 5/1/2056	10,607,400
6,873	6.000%, 2/1/2032	7,024
8,550	6.000%, 5/1/2036	8,805
16,009	6.000%, 8/1/2037	16,561
102,545	6.000%, 9/1/2037	106,010
14,185,143	6.000%, 11/1/2053	14,549,447
24,270,724	6.000%, 1/1/2055	24,848,918
912	6.500%, 6/1/2029	944
723	6.500%, 7/1/2029	748
77,801	6.500%, 11/1/2036	81,272
769	6.500%, 4/1/2038	804
817	6.500%, 4/1/2038	856
15,443,188	6.500%, 10/1/2053	16,008,517
12,160,568	6.500%, 11/1/2053	12,591,479
3,663	7.000%, 4/1/2032	3,865
73,478	7.000%, 4/1/2032	77,537
5,705	7.000%, 9/1/2037	6,073
3,801	7.500%, 10/1/2029	3,909
2,335	7.500%, 11/1/2029	2,404
6,842	7.500%, 5/1/2031	7,132
606	8.000%, 3/1/2030	625
10,245	8.000%, 1/1/2031	10,484
16,585	8.000%, 2/1/2031	17,267
	TOTAL	1,365,958,422
	Federal National Mortgage Association—40.8%
13,804,173	1.500%, 4/1/2036	12,343,268
9,727,721	1.500%, 7/1/2036	8,698,229
14,203,455	1.500%, 9/1/2036	12,699,738
9,959,168	1.500%, 11/1/2036	8,889,621
16,211,298	1.500%, 8/1/2037	14,470,315
3,027,910	1.500%, 1/1/2051	2,324,999
3,972,090	1.500%, 2/1/2052	3,041,305
19,853,074	2.000%, 8/1/2035	18,226,053
3,571,991	2.000%, 4/1/2036	3,280,371
26,350,577	2.000%, 7/1/2036	24,067,547
18,010,000	2.000%, 1/1/2037	16,489,000
6,795,877	2.000%, 2/1/2037	6,221,944
34,878,806	2.000%, 3/1/2037	31,824,187
14,717,957	2.000%, 6/1/2037	13,470,381
14,000,000	2.000%, 3/1/2038	12,773,906
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 16,006,390	2.000%, 5/1/2050	$ 12,942,164
35,324,400	2.000%, 7/1/2050	28,561,978
30,414,378	2.000%, 11/1/2050	24,582,415
262,073,981	2.000%, 5/1/2051	211,493,650
18,783,898	2.000%, 10/1/2051	15,135,122
25,635,686	2.000%, 10/1/2051	20,655,949
9,077,547	2.000%, 12/1/2051	7,373,803
4,678,846	2.000%, 12/1/2051	3,816,768
24,680,417	2.000%, 12/1/2051	19,847,678
6,098,675	2.000%, 1/1/2052	4,940,688
32,752,596	2.000%, 1/1/2052	26,431,339
93,585,541	2.000%, 2/1/2052	75,728,231
20,554,527	2.000%, 2/1/2052	16,574,652
28,155,623	2.000%, 2/1/2052	22,871,158
15,807,442	2.000%, 3/1/2052	12,830,700
11,956,658	2.000%, 3/1/2052	9,738,696
10,006,544	2.000%, 3/1/2052	8,162,836
14,873,044	2.000%, 3/1/2052	11,918,883
83,955,616	2.000%, 3/1/2052	67,699,693
24,501,742	2.500%, 9/1/2036	22,942,157
1,431,278	2.500%, 12/1/2036	1,343,305
20,890,215	2.500%, 12/1/2036	19,593,152
2,532,907	2.500%, 5/1/2037	2,374,057
6,466,630	2.500%, 6/1/2050	5,534,381
2,463,265	2.500%, 7/1/2050	2,091,218
11,949,457	2.500%, 9/1/2050	10,148,370
27,400,537	2.500%, 9/1/2050	23,176,391
28,719,554	2.500%, 10/1/2050	24,049,743
10,909,004	2.500%, 11/1/2050	9,135,196
22,391,218	2.500%, 11/1/2050	18,750,397
17,605,607	2.500%, 2/1/2051	14,748,430
31,802,560	2.500%, 9/1/2051	26,979,292
58,813,167	2.500%, 10/1/2051	49,893,391
52,864,708	2.500%, 10/1/2051	44,847,093
17,756,916	2.500%, 10/1/2051	14,860,479
10,633,990	2.500%, 10/1/2051	8,933,784
27,836,952	2.500%, 11/1/2051	23,284,555
42,712,137	2.500%, 12/1/2051	35,767,126
6,322,540	2.500%, 1/1/2052	5,359,693
14,443,016	2.500%, 1/1/2052	12,225,466
18,591,292	2.500%, 1/1/2052	15,853,020
4,212,843	2.500%, 2/1/2052	3,583,126
2,053,956	2.500%, 2/1/2052	1,728,326
31,575,006	2.500%, 3/1/2052	26,569,171
51,219,724	2.500%, 4/1/2052	43,627,660
1,883,466	2.500%, 5/1/2052	1,584,865
24,660,316	2.500%, 5/1/2052	20,904,848
471,225	3.000%, 2/1/2032	456,882
9,527,537	3.000%, 1/1/2051	8,335,737
98,151,489	3.000%, 5/1/2051	85,720,348
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 27,512,597	3.000%, 7/1/2051	$ 24,028,055
26,039,363	3.000%, 12/1/2051	22,879,744
8,585,002	3.000%, 2/1/2052	7,497,957
20,572,788	3.000%, 4/1/2052	18,134,345
3,945,651	3.000%, 5/1/2052	3,457,021
21,616,898	3.000%, 6/1/2052	19,108,741
40,054,666	3.000%, 6/1/2052	35,307,082
15,640,429	3.000%, 6/1/2052	13,667,349
53,187,361	3.000%, 6/1/2052	46,883,191
8,343,815	3.000%, 6/1/2052	7,310,516
10,698,573	3.000%, 6/1/2053	9,338,556
6,227,929	3.500%, 9/1/2037	5,958,020
10,404,915	3.500%, 6/1/2051	9,457,327
11,765,755	3.500%, 5/1/2052	10,705,264
16,784,400	3.500%, 5/1/2052	15,276,805
36,292,114	3.500%, 6/1/2052	33,134,384
14,629,572	3.500%, 6/1/2052	13,402,389
30,809,870	3.500%, 7/1/2052	28,196,540
8,124,379	3.500%, 1/1/2053	7,432,721
17,251,431	4.000%, 11/1/2037	16,928,388
4,855,394	4.000%, 10/1/2051	4,554,862
20,824,343	4.000%, 7/1/2052	19,569,555
17,392,484	4.000%, 7/1/2052	16,404,817
15,220,690	4.000%, 9/1/2052	14,317,824
21,191,645	4.000%, 4/1/2053	19,919,693
59,977	4.500%, 2/1/2039	59,455
363,996	4.500%, 5/1/2040	360,468
94,773	4.500%, 11/1/2040	93,843
4,991,433	4.500%, 8/1/2052	4,831,142
3,942,575	4.500%, 8/1/2052	3,788,122
12,694,794	4.500%, 10/1/2052	12,271,453
3,846,956	4.500%, 11/1/2052	3,717,407
17,712,018	4.500%, 2/1/2053	17,143,227
40,495,761	4.500%, 4/1/2054	39,132,033
30,953,304	4.500%, 11/1/2054	29,780,344
601,798	5.000%, 2/1/2036	604,343
28,429,079	5.000%, 8/1/2052	28,192,154
5,156,432	5.000%, 6/1/2053	5,100,407
16,905,855	5.000%, 4/1/2054	16,737,228
10,541,675	5.000%, 10/1/2054	10,389,763
10,252,768	5.000%, 12/1/2054	10,153,706
7,306,468	5.000%, 1/1/2055	7,224,799
8,948,493	5.000%, 1/1/2055	8,848,470
13,449	5.500%, 1/1/2032	13,634
6,211	5.500%, 1/1/2032	6,291
158,552	5.500%, 9/1/2034	161,373
376,109	5.500%, 12/1/2034	382,924
11,476	5.500%, 4/1/2035	11,668
48,623	5.500%, 1/1/2036	49,591
29,764	5.500%, 3/1/2036	30,341
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 124,003	5.500%, 4/1/2036	$ 126,373
203,211	5.500%, 4/1/2036	207,177
154,202	5.500%, 5/1/2036	157,422
41,720	5.500%, 9/1/2036	42,535
140,993	5.500%, 8/1/2037	143,746
94,355	5.500%, 7/1/2038	96,350
7,602,063	5.500%, 9/1/2052	7,695,858
6,199,201	5.500%, 11/1/2052	6,271,814
18,089,266	5.500%, 4/1/2053	18,352,025
34,450,759	5.500%, 6/1/2054	34,746,629
34,266,649	5.500%, 3/1/2056	34,400,313
30,000,000	5.500%, 7/1/2056	30,135,771
1,445	6.000%, 1/1/2029	1,477
1,987	6.000%, 2/1/2029	2,031
500	6.000%, 2/1/2029	511
1,713	6.000%, 4/1/2029	1,750
2,302	6.000%, 5/1/2029	2,353
1,194	6.000%, 5/1/2029	1,220
193,710	6.000%, 7/1/2034	199,256
130,798	6.000%, 11/1/2034	134,511
41,416	6.000%, 7/1/2036	42,706
10,528	6.000%, 7/1/2036	10,888
37,130	6.000%, 10/1/2037	38,331
9,113	6.000%, 6/1/2038	9,455
373,084	6.000%, 7/1/2038	386,469
19,674	6.000%, 9/1/2038	20,413
21,351	6.000%, 10/1/2038	22,093
242,177	6.000%, 2/1/2039	251,168
2,852,055	6.000%, 10/1/2053	2,917,494
26,078,533	6.000%, 12/1/2053	26,748,284
6,789,788	6.000%, 7/1/2054	6,939,116
1,830	6.500%, 9/1/2028	1,845
663	6.500%, 8/1/2029	686
2,602	6.500%, 6/1/2031	2,692
3,602	6.500%, 6/1/2031	3,726
1,002	6.500%, 6/1/2031	1,037
13,923	6.500%, 3/1/2032	14,402
59,427	6.500%, 4/1/2032	61,473
8,190	6.500%, 5/1/2032	8,472
88,430	6.500%, 7/1/2036	92,318
1,411	6.500%, 8/1/2036	1,468
10,676	6.500%, 9/1/2036	11,168
12,843	6.500%, 12/1/2036	13,421
40,018	6.500%, 9/1/2037	41,944
156	6.500%, 12/1/2037	164
20,715	6.500%, 10/1/2038	21,708
7,029,040	6.500%, 10/1/2053	7,285,254
3,416	7.000%, 9/1/2031	3,605
52,116	7.000%, 11/1/2031	54,995
3,652	7.000%, 12/1/2031	3,854
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 15,677	7.000%, 2/1/2032	$ 16,543
16,590	7.000%, 3/1/2032	17,506
19,442	7.000%, 3/1/2032	20,516
3,288	7.000%, 4/1/2032	3,469
6,283	7.000%, 4/1/2032	6,630
71,141	7.000%, 4/1/2032	75,071
65,418	7.000%, 6/1/2037	69,580
2,374	7.500%, 9/1/2030	2,454
3,319	7.500%, 5/1/2031	3,441
901	7.500%, 6/1/2031	940
8,251	7.500%, 8/1/2031	8,612
13,419	7.500%, 1/1/2032	13,690
281	7.500%, 6/1/2033	291
99	8.000%, 11/1/2029	102
	TOTAL	2,174,452,874
	Government National Mortgage Association—9.5%
29,985,462	3.000%, 9/20/2050	26,666,896
470,023	3.500%, 8/15/2043	438,052
326,702	3.500%, 8/15/2043	304,771
5,175,608	3.500%, 3/20/2047	4,763,409
6,353,106	3.500%, 11/20/2047	5,849,113
13,656,938	3.500%, 5/20/2052	12,509,513
23,108,721	3.500%, 11/20/2052	20,995,669
47,500,000	3.500%, 4/20/2056	42,655,646
30,000,000	3.500%, 5/20/2056	26,940,408
462,386	4.000%, 9/15/2040	443,835
1,178,587	4.000%, 10/15/2040	1,132,924
577,100	4.000%, 1/15/2041	553,860
719,376	4.000%, 10/15/2041	689,777
2,526,410	4.000%, 6/15/2048	2,379,588
82,000,000	4.000%, 6/20/2056	76,176,893
100,548	4.500%, 1/15/2039	99,334
62,828	4.500%, 6/15/2039	61,982
332,545	4.500%, 10/15/2039	327,770
131,281	4.500%, 1/15/2040	129,396
79,042	4.500%, 6/15/2040	77,878
54,630	4.500%, 9/15/2040	53,810
57,312	4.500%, 2/15/2041	56,478
372,193	4.500%, 3/15/2041	366,715
34,318	4.500%, 5/15/2041	33,780
1,246,929	4.500%, 6/20/2041	1,226,923
265,962	4.500%, 9/15/2041	261,776
266,721	4.500%, 10/15/2043	261,892
32,393,531	4.500%, 12/20/2053	31,286,848
25,000,000	4.500%, 4/20/2056	24,018,955
25,000,000	4.500%, 6/20/2056	24,022,860
206,882	5.000%, 1/15/2039	208,528
170,002	5.000%, 5/15/2039	171,302
223,466	5.000%, 8/20/2039	224,622
58,607,735	5.000%, 9/20/2053	58,099,125
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 24,498,701		5.000%, 11/20/2055	$ 24,171,258
73,711		5.500%, 12/15/2038	75,229
53,182		5.500%, 12/20/2038	54,223
91,760		5.500%, 1/15/2039	93,739
113,659		5.500%, 2/15/2039	116,127
19,773,891		5.500%, 7/20/2053	20,059,209
29,589,397		5.500%, 8/20/2053	29,979,356
25,712,103		5.500%, 9/20/2053	26,042,928
1,619		6.000%, 10/15/2028	1,653
2,075		6.000%, 3/15/2029	2,118
38,738		6.000%, 2/15/2036	39,964
37,496		6.000%, 4/15/2036	38,564
32,434		6.000%, 6/15/2037	33,499
24,199,266		6.000%, 6/20/2053	24,915,770
17,880,806		6.000%, 9/20/2054	18,362,733
3,997		6.500%, 10/15/2028	4,143
1,061		6.500%, 11/15/2028	1,100
1,023		6.500%, 12/15/2028	1,061
923		6.500%, 2/15/2029	957
12,952		6.500%, 9/15/2031	13,426
31,188		6.500%, 2/15/2032	32,329
1,468		7.000%, 11/15/2027	1,475
1,885		7.000%, 6/15/2028	1,903
1,600		7.000%, 1/15/2029	1,617
3,016		7.000%, 5/15/2029	3,060
8,280		7.000%, 5/15/2030	8,398
7,132		7.000%, 11/15/2030	7,260
2,428		7.000%, 12/15/2030	2,463
4,406		7.000%, 8/15/2031	4,502
22,170		7.000%, 10/15/2031	22,638
6,491		7.000%, 12/15/2031	6,642
3,713		7.500%, 8/15/2029	3,801
16,092		7.500%, 10/15/2029	16,444
665		7.500%, 10/15/2030	683
3,287		7.500%, 1/15/2031	3,382
1,140		8.000%, 10/15/2029	1,163
3,605		8.000%, 11/15/2029	3,672
2,764		8.000%, 1/15/2030	2,819
1,444		8.000%, 10/15/2030	1,472
23,025		8.000%, 11/15/2030	23,604
1,445		8.500%, 5/15/2029	1,476
		TOTAL	507,648,188
	[1]	Government National Mortgage Association, TBA—6.3%
89,000,000		2.000%, 7/20/2056	72,903,816
70,000,000		2.500%, 7/20/2056	59,751,202
98,000,000		3.000%, 7/20/2056	86,948,031
45,150,000		5.000%, 7/20/2056	44,507,872
72,000,000		5.500%, 7/20/2056	72,349,970
		TOTAL	336,460,891
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—13.5%
$ 24,000,000		1.500%, 7/1/2041	$ 21,386,856
33,000,000		3.500%, 7/1/2056	29,956,522
24,000,000		4.000%, 7/1/2056	22,422,187
153,750,000		5.000%, 7/1/2056	151,065,387
130,000,000		5.500%, 7/1/2056	130,431,639
283,000,000		6.000%, 7/1/2056	289,102,187
75,000,000		6.500%, 7/1/2056	77,572,268
		TOTAL	721,937,046
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,044,119,819)	5,106,457,421
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.7%
	[2]	Federal Home Loan Mortgage Corporation—4.8%
7,849,978		REMIC, Series 4661, Class GF, 4.157% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	7,772,504
5,152,359		REMIC, Series 4929, Class FB, 4.192% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	5,090,546
11,040,044		REMIC, Series 4944, Class F, 4.192% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	10,964,906
5,394,512		REMIC, Series 4988, Class KF, 4.092% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	5,339,135
5,551,075		REMIC, Series 5296, Class KF, 4.377% (30-DAY AVERAGE SOFR +0.750%), 3/25/2053	5,541,159
16,475,158		REMIC, Series 5338, Class FH, 4.007% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	16,297,056
10,736,527		REMIC, Series 5342, Class FB, 4.192% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	10,535,002
15,045,990		REMIC, Series 5393, Class HF, 4.577% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	15,130,902
5,597,100		REMIC, Series 5396, Class FQ, 4.627% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	5,602,192
23,039,890		REMIC, Series 5400, Class FA, 4.377% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	22,955,827
21,915,313		REMIC, Series 5428, Class JF, 4.727% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	22,043,134
18,290,433		REMIC, Series 5457, Class GF, 4.727% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	18,373,676
17,659,476		REMIC, Series 5466, Class FL, 4.577% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	17,773,953
19,575,043		REMIC, Series 5633, Class FH, 4.377% (30-DAY AVERAGE SOFR +0.750%), 2/25/2056	19,566,086
74,862,146		REMIC, Series 5639, Class MF, 4.327% (30-DAY AVERAGE SOFR +0.700%), 3/25/2056	74,964,213
		TOTAL	257,950,291
	[2]	Federal National Mortgage Association—6.2%
12,084,316		REMIC, Series 2011-131, Class FT, 4.202% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	12,059,835
1,960,387		REMIC, Series 2017-30, Class FA, 4.092% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	1,930,972
5,622,422		REMIC, Series 2019-34, Class FC, 4.142% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	5,562,263
4,151,036		REMIC, Series 2019-43, Class FD, 4.142% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	4,110,751
10,025,110		REMIC, Series 2019-66, Class FA, 4.192% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	9,915,989
63,752,428		REMIC, Series 2022-65, Class FB, 4.427% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	63,583,523
20,607,673		REMIC, Series 2022-70, Class FA, 4.487% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	20,532,150
34,413,936		REMIC, Series 2023-42, Class FA, 4.042% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	33,948,877
13,648,065		REMIC, Series 2024-13, Class FA, 4.627% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	13,663,708
25,601,146		REMIC, Series 2024-15, Class FA, 4.827% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	25,740,582
23,041,031		REMIC, Series 2024-15, Class FB, 4.427% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	22,972,677
8,953,809		REMIC, Series 2024-25, Class FA, 4.727% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	8,985,374
18,815,051		REMIC, Series 2024-40, Class FC, 4.527% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	18,811,950
10,838,146		REMIC, Series 2024-82, Class CF, 4.977% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	10,921,200
14,766,177		REMIC, Series 2025-7, Class FD, 4.627% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	14,785,528
30,358,751		REMIC, Series 2025-9, Class FG, 4.977% (30-DAY AVERAGE SOFR +1.350%), 3/25/2055	30,624,244
17,561,817		REMIC, Series 2025-13, Class FA, 4.927% (30-DAY AVERAGE SOFR +1.300%), 3/25/2055	17,718,542
14,199,061		REMIC, Series 2025-62, Class FM, 4.927% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	14,317,541
		TOTAL	330,185,706
	[2]	Government National Mortgage Association—4.6%
4,867,067		REMIC, Series 2022-175, Class FA, 4.508% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	4,867,806
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Government National Mortgage Association—continued
$ 23,987,065		REMIC, Series 2023-4, Class FG, 4.358% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	$ 24,032,209
20,097,612		REMIC, Series 2023-35, Class FH, 4.158% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	19,923,034
6,715,942		REMIC, Series 2023-63, Class FM, 4.408% (30-DAY AVERAGE SOFR +0.800%), 5/20/2053	6,731,886
27,266,816		REMIC, Series 2023-102, Class FG, 4.558% (30-DAY AVERAGE SOFR +0.950%), 7/20/2053	27,389,931
4,016,225		REMIC, Series 2023-111, Class FD, 4.608% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,038,851
13,702,095		REMIC, Series 2023-112, Class AF, 4.658% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	13,784,774
13,206,404		REMIC, Series 2024-59, Class MF, 4.708% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	13,259,422
34,880,748		REMIC, Series 2024-108, Class FB, 4.608% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	35,185,686
5,237,039		REMIC, Series 2024-113, Class FJ, 4.158% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	5,213,151
32,449,884		REMIC, Series 2025-133, Class DF, 4.608% (30-DAY AVERAGE SOFR +1.000%), 8/20/2055	32,654,478
28,452,951		REMIC, Series 2025-190, Class DF, 4.408% (30-DAY AVERAGE SOFR +0.800%), 11/20/2055	28,642,629
24,936,771		REMIC, Series 2026, Class FL, 4.308% (30-DAY AVERAGE SOFR +0.700%), 5/20/2066	24,968,041
4,984,477		REMIC, Series 2026, Class FM, 4.358% (30-DAY AVERAGE SOFR +0.750%), 3/20/2056	4,979,881
		TOTAL	245,671,779
		Non-Agency Mortgage-Backed Securities—1.1%
402,424		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	212,386
29,020,450		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	26,025,450
24,430,295		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	21,025,323
5,208,995		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,479,736
4,550,148		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	3,918,815
70,139		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.369%, 8/25/2035	67,334
1,198,346		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,039,149
2,093,635		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,778,513
		TOTAL	58,546,706
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $886,366,955)	892,354,482
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
		Federal Home Loan Mortgage Corporation—1.4%
25,000,000		REMIC, Series K563, Class AS, 4.091% (30-DAY AVERAGE SOFR +0.500%), 5/25/2031	25,007,815
51,000,000		REMIC, Series KF172, Class AS, 4.151% (30-DAY AVERAGE SOFR +0.560%), 4/25/2036	50,939,881
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,000,000)	75,947,696
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,708,506
		Financial Services—0.3%
14,490,938		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,413,087
		Single Family Rental Security—0.3%
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,680,173
		Student Loans—0.1%
1,512,994		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	1,430,043
3,255,647		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,046,836
847,399	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 4.539% (CME Term SOFR 1 Month +0.914%), 2/15/2036	846,865
		TOTAL	5,323,744
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $55,326,482)	55,125,510
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	INVESTMENT COMPANY—4.9%
261,429,684	Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[3] (IDENTIFIED COST $261,429,684)	$ 261,429,684
	TOTAL INVESTMENT IN SECURITIES—119.8% (IDENTIFIED COST $6,323,242,940)[4]	6,391,314,793
	OTHER ASSETS AND LIABILITIES - NET—(19.8)%[5]	(1,056,697,063)
	NET ASSETS—100%	$5,334,617,730
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	900	$185,519,531	September 2026	$(233,114)
United States Treasury Notes 5-Year Long Futures	700	$74,932,812	September 2026	$44,813
Short Futures:
United States Treasury Long Bond Short Futures	700	$79,450,000	September 2026	$(1,226,610)
United States Treasury Notes 10-Year Ultra Short Futures	600	$67,481,250	September 2026	$(489,576)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,904,487)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$168,142,283
Purchases at Cost	$1,005,402,466
Proceeds from Sales	$(912,115,065)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$261,429,684
Shares Held as of 6/30/2026	261,429,684
Dividend Income	$4,719,510

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,318,759,838.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2026. See
Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,106,457,421	$—	$5,106,457,421
Collateralized Mortgage Obligations	—	892,354,482	—	892,354,482
Commercial Mortgage-Backed Securities	—	75,947,696	—	75,947,696
Asset-Backed Securities	—	55,125,510	—	55,125,510
Investment Company	261,429,684	—	—	261,429,684
TOTAL SECURITIES	$261,429,684	$6,129,885,109	$—	$6,391,314,793
Other Financial Instruments:[1]
Assets	$44,813	$—	$—	$44,813
Liabilities	(1,949,300)	—	—	(1,949,300)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,904,487)	$—	$—	$(1,904,487)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.48	$8.18	$8.45	$8.38	$9.76	$10.07
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.40	0.39	0.35	0.25	0.17
Net realized and unrealized gain (loss)	(0.10)	0.31	(0.28)	0.07	(1.37)	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.71	0.11	0.42	(1.12)	(0.09)
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.38)	(0.35)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.37	$8.48	$8.18	$8.45	$8.38	$9.76
Total Return[2]	1.19%	8.84%	1.39%	5.19%	(11.57)%	(0.89)%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.67%[4]	4.79%	4.66%	4.27%	2.78%	1.72%
Expense waiver/reimbursement	—%[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,334,618	$4,737,553	$6,062,579	$5,517,185	$3,184,276	$3,204,459
Portfolio turnover[5]	114%	172%	113%	53%	204%	351%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	7%	16%	26%	31%	123%	65%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $261,429,684 of investments in affiliated holdings* (identified cost $6,323,242,940, including $261,429,684 of identified cost in affiliated holdings)	$6,391,314,793
Due from broker (Note 2)	2,839,375
Income receivable	16,217,585
Income receivable from affiliated holdings	909,763
Receivable for variation margin on futures contracts	457,072
Total Assets	6,411,738,588
Liabilities:
Payable for investments purchased	1,058,024,123
Payable for shares redeemed	4,000,000
Payable to bank	1,122,424
Income distribution payable	13,716,070
Accrued expenses (Note 5)	258,241
Total Liabilities	1,077,120,858
Net assets for 637,330,000 shares outstanding	$5,334,617,730
Net Assets Consist of:
Paid-in capital	$5,806,948,616
Total distributable earnings (loss)	(472,330,886)
Net Assets	$5,334,617,730
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,334,617,730 ÷ 637,330,000 shares outstanding, no par value, unlimited shares authorized	$8.37

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$108,767,169
Dividends received from affiliated holdings*	4,719,510
TOTAL INCOME	113,486,679
Expenses:
Administrative fee (Note 5)	4,354
Custodian fees	83,211
Transfer agent fees	131,710
Directors’/Trustees’ fees (Note 5)	12,517
Auditing fees	19,307
Legal fees	5,516
Portfolio accounting fees	127,877
Printing and postage	9,343
Miscellaneous (Note 5)	19,152
TOTAL EXPENSES	412,987
Net investment income	113,073,692
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,860,824)
Net realized loss on futures contracts	(2,734,482)
Net change in unrealized appreciation of investments	(44,635,729)
Net change in unrealized depreciation of futures contracts	(1,355,981)
Net realized and unrealized gain (loss) on investments and futures contracts	(50,587,016)
Change in net assets resulting from operations	$62,486,676

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$113,073,692	$240,909,759
Net realized gain (loss)	(4,595,306)	(24,562,352)
Net change in unrealized appreciation/depreciation	(45,991,710)	213,892,797
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,486,676	430,240,204
Distributions to Shareholders	(121,647,430)	(245,748,050)
Share Transactions:
Proceeds from sale of shares	660,759,600	240,568,200
Net asset value of shares issued to shareholders in payment of distributions declared	36,859,575	69,075,428
Cost of shares redeemed	(41,394,000)	(1,819,161,428)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	656,225,175	(1,509,517,800)
Change in net assets	597,064,421	(1,325,025,646)
Net Assets:
Beginning of period	4,737,553,309	6,062,578,955
End of period	$5,334,617,730	$4,737,553,309
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount
Semi-Annual Financial Statements and Additional Information

of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $251,944,221 and $99,108,482, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(1,904,487)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,734,482)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,355,981)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	78,965,109	29,076,715
Shares issued to shareholders in payment of distributions declared	4,365,463	8,268,003
Shares redeemed	(4,912,681)	(219,542,239)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	78,417,891	(182,197,521)
Semi-Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $6,318,759,838. The net unrealized appreciation of investments for federal tax purposes was $70,650,468. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $82,267,034 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,616,566. The amounts presented are inclusive of derivative contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $538,689,909 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$290,297,792	$248,392,117	$538,689,909
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$—
Sales	$4,620,570
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Mortgage Core Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

High Yield Bond Core Fund: Not Applicable.

Mortgage Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

High Yield Bond Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

High Yield Bond Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Mortgage Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul A. Uhlman
Paul A. Uhlman, President - Principal Executive Officer

Date:  August 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026